Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Purchase Obligation
In the normal course of business, we have entered into agreements that commit our company to make cash payments in future periods with respect to programming contracts, network and connectivity commitments, purchases of customer premises and other equipment, non-cancelable operating leases and other items. The U.S. dollar equivalents of such commitments as of December 31, 2014 are presented below:

	Payments due during:
	2015	2016	2017	2018	2019	Thereafter	Total
	in millions
Continuing operations:
Programming commitments	$863.9	$785.4	$612.7	$528.0	$231.4	$2.0	$3,023.4
Network and connectivity commitments	359.9	261.5	240.2	127.1	90.2	1,048.5	2,127.4
Purchase commitments	827.8	119.4	62.9	10.1	4.0	—	1,024.2
Operating leases	174.0	141.5	117.3	98.1	75.4	279.3	885.6
Other commitments	350.2	198.7	150.1	90.0	39.2	48.2	876.4
Total (a)	$2,575.8	$1,506.5	$1,183.2	$853.3	$440.2	$1,378.0	$7,937.0

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(a)	The commitments reflected in this table do not reflect any liabilities that are included in our December 31, 2014 consolidated balance sheet.